Summary of Significant Accounting Polices (Policies)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Basis of preparation
3.1	Basis of preparation
The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
The consolidated financial statements have been prepared under the historical cost convention, except when otherwise indicated. The summary of significant accounting policies used in the preparation of these consolidated financial statements is set out in this note. The preparation of the financial statements requires the use of estimates and assumptions which may affect the application of accounting policies and reported amounts of assets, liabilities, revenues and expenses. Although management periodically reviews these assumptions and judgments, the actual results could differ from these estimates. For further information on accounting estimates see Note 3.
The significant accounting polices applied in the preparation of the consolidated financial statements are described below. These policies have been consistently applied in the previous years, except for the items mentioned in Note 3.28 related to the application of IFRS 16 – Lease Operations and IFRIC 23 – Uncertainty over Income Tax Treatments.

Consolidation
3.2	Consolidation
a) Basis of consolidation
The consolidated financial statements include the financial information of the Company and the entities it controls (subsidiaries). Control is achieved when the Company: i) has power over the investee; ii) is exposed, or has rights, to variable returns from involvement with the investee; and iii) has the ability to use its power to affect its returns. Subsidiaries are consolidated from the date on which control is obtained until the date that such control no longer exists, by using accounting policies consistent with those adopted by Natura &Co. The Company holds interests only in subsidiaries.

The consolidation procedures involve combining assets, liabilities, income and expenses, according to their function and eliminating all intracompany balances and transactions, including unrealized profits arising from intracompany transactions.
Under the equity method of accounting, the share attributable to the Company of the profit or loss for the period of such investments is accounted for in the statement of income, in line item “Equity in subsidiaries”. All intragroup balances, revenues, expenses and unrealized gains and losses arising from intragroup transactions are completely eliminated. The other comprehensive income of subsidiaries is recorded directly in the Company’s shareholders’ equity, in line item “Other comprehensive income”.
Below is the list of Company’s subsidiaries on December 31, 2019,2018 and 2017:

	Interest in capital - %
	2019	2018	2017

Direct Interest:

Natura Cosméticos S.A.	100.00	-	-

Nectarine Merger Sub I, Inc. – United States	100.00	-	-

Via Nectarine Merger Sub I, Inc.

Nectarine Merger Sub II, Inc. – United States	100.00	-	-

Indirect Interest:

Indústria e Comércio de Cosméticos Natura Ltda. – Brazil	99.99	99.99	99.99

Natura Comercial Ltda. – Brazil	99.99	99.99	99.99

Natura Biosphera Franqueadora Ltda. – Brazil	99.99	99.99	99.99

Natura Cosméticos S.A. – Chile	99.99	99.99	99.99

Natura Cosméticos C.A. – Venezuela	99.99	99.99	99.99

Natura Cosméticos S.A. – Peru	99.99	99.99	99.99

Natura Cosméticos S.A. – Argentina	99.99	99.99	99.99

Natura Inovação e Tecnologia de Produtos Ltda – Brazil	-	-	99.99

Natura Cosméticos y Servicios de México, S.A. de C.V.	99.99	99.99	99.99

Natura Cosméticos de México, S.A. de C.V.	99.99	99.99	99.99

Natura Distribuidora de México, S.A. de C.V.	99.99	99.99	99.99

Natura Cosméticos Ltda. – Colombia	99.99	99.99	99.99

Natura Cosméticos España S.L. – Spain	100.00	100.00	100.00

Natura (Brasil) International B.V. – Netherlands	100.00	100.00	100.00

Natura Brazil Pty Ltd. – Australia	100.00	100.00	100.00

Natura Cosmetics Asia Pacific Pte. Ltd. – Singapore	100.00	-	-

Fundo de Investimento Essencial – Brazil	100.00	100.00	100.00

Via Indústria e Comércio de Cosméticos Natura Ltda.:

Natura Logística e Serviços Ltda. - Brazil	99.99	99.99	99.99

Via Natura (Brazil) International B.V. - Netherlands:

Natura Europa SAS – France	100.00	100.00	100.00

Natura Brasil Inc. - USA - Delaware	100.00	100.00	100.00

The Body Shop International Limited – United Kingdom	100.00	100.00	100.00

Via Brasil Inc. - USA - Delaware

Natura International Inc. - USA – New York	100.00	100.00	100.00

Via The Body Shop International Limited

G A Holdings (Guernsey) Limited - United Kingdom	100.00	100.00	100.00

G A Holdings (1979) Limited - United Kingdom	100.00	100.00	100.00

The Body Shop Worldwide Limited - United Kingdom	100.00	100.00	100.00

The Body Shop Global Travel Retail Limited - United Kingdom	100.00	100.00	100.00

The Millennium Luxembourg Sarl Administration Company Limited- United Kingdom	-	100.00	100.00

The Body Shop Queensile Limited - United Kingdom	-	-	100.00

The Body Shop Beteiligungs-Gmbh – Germany	100.00	100.00	100.00

The Body Shop Gmbh - Austria	100.00	100.00	100.00

The Body Shop Benelux B.V. – Netherlands	100.00	100.00	100.00

The Body Shop Service B.V. – Netherlands	100.00	100.00	100.00

The Body Shop Svenska Ab – Sweden	100.00	100.00	100.00

The Body Shop Luxembourg Sarl – Luxemburg	100.00	100.00	100.00

The Body Shop Monaco Sarl	100.00	100.00	100.00

The Body Shop Cosmetics Ireland Limited	100.00	-	-

The Body Shop S.A.U – Spain	100.00	100.00	100.00

The Body Shop Portugal, S.A.	100.00	100.00	100.00

The Body Shop (Singapore) Pte Limited - Singapore	100.00	100.00	100.00

The Body Shop International (Asia Pacific) Pte Limited	100.00	100.00	100.00

The Body Shop (Malaysia) Sdn.Bhd – Malaysia	100.00	100.00	100.00

The Body Shop Hong Kong Limited - Hong Kong	100.00	100.00	100.00

The Body Shop Australia Limited - Australia	100.00	100.00	100.00

Skin & Hair Care Preparations Inc	-	-	100.00

Buth-Na-Bodhaige Inc.	100.00	100.00	100.00

Bsi Usa Inc - USA	-	-	100.00

The Body Shop Canada Limited - Canada	100.00	100.00	99.99

The Body Shop Brasil Indústria E Comércio De Cosméticos Ltda.	99.99	99.99	99.99

The Body Shop Brasil Franquias Ltda. - Brazil	99.99	99.99	99.99

The Body Shop Chile – Chile	99.99	99.99	99.99

Via The Body Shop Worldwide Limited

The Body Shop (France) Sarl	100.00	100.00	100.00

B.S. Danmark A/S – Denmark	100.00	100.00	100.00

Via The Body Shop Beteiligungs GmbH - Germany

The Body Shop Germany GmbH	100.00	100.00	100.00

Via The Body Shop Benelux B.V. - Netherlands

The Body Shop Belgium B.V (Netherlands Return) – Netherlands	100.00	99.99	99.99

The Body Shop Belgium B.V (Belgium Branch) – Netherlands	-	99.99	99.99

Via The Body Shop Hong Kong Limited - Hong Kong

Mighty Ocean Company Limited - Hong Kong	100.00	100.00	100.00

Via Mighty Ocean Company Limited - Hong Kong

Hsb Hair, Skin And Bath Products Company Limited - Macau	100.00	100.00	100.00

Via Buth-Na-Bodhaige Inc.

Aramara S. De R.L. De C.V. – Mexico	100.00	100.00	100.00

Cimarrones S.A. De C.V. – Mexico	99.99	99.99	99.99

TBS Air I, LLC – USA	-	74.00	74.00

TBS Air II, LLC – USA	-	85.00	85.00

TBS Air III, LLC - USA	70.00	70.00	70.00

Via Natura Brazil Pty Ltd.:

Natura Cosmetics Australia Pty Ltd. - Australia	100.00	100.00	100.00

Via Natura Cosmetics Australia Pty Ltd. - Australia:

Emeis Holdings Pty Ltd – Australia	100.00	100.00	100.00

Via Emeis Holdings Pty Ltd – Australia

Emeis Cosmetics Pty Ltd – Australia	100.00	100.00	100.00

Emeis Trading Pty Ltd – Australia	100.00	100.00	100.00

Aesop Retail Pty Ltd – Australia	100.00	100.00	100.00

Aesop Japan Kabushiki Kaisha - Japan	100.00	100.00	100.00

Aesop Singapore Pte. Ltd. - Singapore	100.00	100.00	100.00

Aesop Hong Kong Limited - Hong Kong	100.00	100.00	100.00

Aesop USA, Inc. - USA	100.00	100.00	100.00

Aesop UK Limited - United Kingdom	100.00	100.00	100.00

Aesop New Zeland Limited - New Zeland	100.00	100.00	100.00

Aesop Brasil Comercio de Cosmeticos Ltda. - Brazil	99.99	99.99	99.99

Aesop Foundation Limited - Australia	100.00	100.00	100.00

Via Emeis Cosmetics Pty Ltd – Australia

Emeis Cosmetics Pty Ltd (Korea Branch)	100.00	100.00	100.00

Via Aesop Hong Kong Limited - Hong Kong

Aesop Macau Sociedade Unipessoal Limitada (Macau)	100.00	100.00	100.00

Via Aesop Singapore Pte. Ltd. - Singapore

Aesop Taiwan Cosmetics Company Limited - Taiwan	100.00	100.00	100.00

Aesop Malaysia Sdn. Bhd. - Malaysia	100.00	100.00	100.00

Aesop Korea Yuhan Hoesa – Korea	100.00	100.00	100.00

Via Aesop USA, Inc. – USA

Aesop Canada, Inc. – Canada	100.00	99.00	99.00

Via Aesop UK Limited - United Kingdom

Aesop Switzerland AG – Switzerland	100.00	100.00	99.99

Aesop Germany GmbH - Germany	100.00	100.00	99.99

Aesop Sweden AB - Sweden	100.00	100.00	99.99

Aesop Norway AS - Norway	100.00	100.00	99.99

Aesop Italy SARL - Italy	100.00	100.00	99.99

Aesop Denmark ApS - Denmark	100.00	100.00	99.99

Aesop Austria GmbH - Austria	100.00	100.00	-

Aesop Belgium - Belgium	100.00	100.00	-

and Aesop France SARL - France	100.00	100.00	99.99

Aesop Netherlands B.V (Netherlands)	100.00	-	-
The consolidated financial statements have been prepared based on the financial statements as of the same date and consistent with the Company’ accounting practices. Investments in subsidiaries arising from intercompany operations have been eliminated proportionately to the investor’s interests in the subsidiaries’ shareholders’ equity and net income or loss, intergroup balances and transactions and unrealized profits, net of taxes.

The operations of the direct and indirect subsidiaries are as follows:

➢
Natura Cosméticos S.A.: it is a publicly-traded corporation, established under the laws of the Federative Republic of Brazil on June 6, 1993, for an indefinite term. Founded in 1969 in São Paulo, Brazil, it is one of the world’s ten largest direct selling companies. Under the Natura brand, most products are made of materials from natural sources, developed with ingredients extracted from Brazil’s biodiversity and mainly distributed through direct selling by independent Natura consultants. It also sells through
e-commerce
and an expanded own store chain, composed of 43 stores in Brazil and 9 stores abroad (in the USA, France, Argentina and Chile), 256 franchise stores, as well as presence in approximately 3,500 drugstores on June 30, 2019.

➢
Indústria e Comércio de Cosméticos Natura Ltda.: engaged primarily in the production and sale of Natura products to Natura Cosméticos S.A. - Brazil, Natura Cosméticos S.A. - Chile, Natura Cosméticos S.A. - Peru, Natura Cosméticos S.A. - Argentina, Natura Cosméticos Ltda. - Colombia, Natura Europa SAS - France, and Natura Cosméticos de Mexico S.A. de C.V and Natura International Inc. - USA.

➢	Natura Comercial Ltda.: engaged in the retail sale of cosmetics, fragrances in general and toiletries, through sales in the retail market.

➢	Natura Biosphera Franqueadora Ltda. (previously Natura Cosmetics and Services Ltda.): engaged in trading, including by electronic means, of products from Natura brand.

➢
Natura Cosméticos S.A. - Chile, Natura Cosméticos S.A. - Peru, Natura Cosméticos S.A. - Argentina, Natura Cosméticos Ltda. - Colombia and Natura Distribuidora de Mexico, S.A. de C.V.: their activities are an extension of the activities conducted by the parent company Natura Cosméticos S.A. - Brazil.

➢	Natura Cosmetics Asia Pacific Pte. Ltd – Singapore: company established in 2019, not operational yet.

➢	Natura Cosméticos CA. - Venezuela: the company is in the process of closing and there are no material investments, transactions or balances in its accounting records.

➢
Natura Inovação e Tecnologia de Produtos Ltda.: engaged in product and technology development and market research. Merged with the Company and lawfully terminated on November 1, 2018, with its operations, rights and obligations taken over by the Company.

➢
Natura Cosméticos y Servicios de Mexico, S.A. de C.V.: engaged in the provision of administrative and logistics services to companies Natura Cosméticos de Mexico, S.A. de C.V. e Natura Distribuidora de Mexico, S.A. de C.V.

➢	Natura Cosméticos de Mexico, S.A. de C.V.: engaged in the import and sale of cosmetics, fragrances in general, and hygiene products to Natura Distribuidora de Mexico, S.A. de C.V.

➢	Natura Cosméticos España S.L.: activities are suspended. In case activity is resumed, it will carry out the same activities as the Company.

➢	Natura (Brazil) International B.V - Netherlands: holding of Natura Europe SAS – France, Natura Brazil Inc., Natura International Inc. and The Body Shop International Limited.

➢	Natura Logística e Serviços Ltda.: engaged in picking, packing and mailing services, logistics consulting, human resources management and human resources training.

➢	Natura Brasil Inc.: holding company of Natura International Inc.

➢	Natura International Inc - USA: engaged in capturing trends in design, fashion and technology, transforming them into ideas, concepts and prototypes.

➢	Natura Europa SAS - France: engaged primarily in the purchase, sale, import, export and distribution of cosmetics, fragrances, and toiletries

➢	Natura Brazil Pty Ltd – holding of Natura Cosmetics Australia Pty Ltd operations.

➢	Natura Cosmetics Australia Pty Ltd – holding of Emeis Holdings Pty Ltd.

➢
Emeis Holdings Pty Ltda and its subsidiaries: engaged primarily in the manufacture and marketing of premium cosmetics, operating under the brand “Aesop,” with products sold in retail stores and own stores. During 2019, the subsidiary “Aesop Netherlands B.V (Netherlands)” was incorporated.

➢
The Body Shop International Limited and its subsidiaries: engaged primarily in the development, distribution and sale of cosmetics under the brand “The Body Shop,” with products sold through a chain of own stores,
e-commerce,
direct selling and franchises. During 2019, the subsidiary “The Body Shop Cosmetics Ireland Limited” was incorporated. In the same period, the following subsidiaries were closed: The Millennium Luxembourg Sarl Administration Company Limited-United Kingdom; The Body Shop Belgium B.V (Belgium Branch) – Netherlands; TBS Air I, LLC – USA; TBS Air II, LLC – USA.

➢	Fundo de Investimento Essencial: refers to the private-credit fixed-income funds.

b)	Business combinations
Business combinations with unrelated third parties are accounted for by applying the acquisition method when control is transferred to the Company. The consideration transferred is in general measured at fair value, as well as the identifiable net assets acquired. Any goodwill arising from the transaction is tested annually for impairment. Goodwill is measured as the excess of the aggregate amount of: (i) the consideration transferred; (ii) the amount of any non-controlling
interest in the acquiree; and (iii) in a business combination achieved in stages, the fair value of the acquirer’s previously held equity interest in the acquiree at the acquisition-date; over the net of the amounts of the identifiable assets acquired and the liabilities assumed. When this aggregate amount is lower than the net of the amounts of the identifiable assets acquired and the liabilities assumed, a gain on a bargain purchase is recognized in the statement of income. Gains from a bargain purchase are recognized immediately in the statement of income. Acquisition-related costs are recorded in the statement of income. Gains from a bargain purchase are recognized immediately in profit or loss. Acquisition-related costs are recorded in profit or loss as incurred, except for costs related to the issue of debt or equity instruments.
The consideration transferred does not include amounts related to the settlement of pre-existing
relationships. Such amounts are generally recognized in the statement of income for the year.
In a business combination involving entities or business under common control, in which all of the combining entities or business are ultimately controlled by the same party or parties both before and after the business combination, and that control is not transitory, the Company applies the predecessor accounting method (Note 2a).

c)	Ownership interest of non-controlling shareholders
The Company opted to measure any ownership interest of
non-controlling
shareholders initially by the proportionate interest held in the identifiable net assets of the acquired entity on the acquisition date.
Changes in the Company’s interest in a subsidiary that do not result in loss of control are recorded as “transactions with shareholders” in the statement of changes in shareholders’ equity.

Foreign currency translation
3.3	Foreign currency translation
Functional currency

Items included in the financial statements of the Company and each of its subsidiaries included in the consolidated financial statements are measured using the currency of the main economic environment in which the companies operate (“functional currency”).

3.3.1	Transactions and balances using currency that differ from the functional currency
Foreign-denominated transactions are remeasured into the Company’ functional currency – Brazilian reais (R$) - at the exchange rates prevailing on the dates of the transactions. Balance sheet accounts are remeasured at the exchange rates prevailing at the end of the reporting period. Foreign exchange gains and losses arising on the settlement of such transactions and the remeasured of monetary assets and monetary liabilities denominated in foreign currency are recognized in profit or loss, in line items “Financial income” and “Financial expenses”.
The financial statements are presented in Brazilian reais (R$), which corresponds to the Company’s reporting currency.
In the preparation of the consolidated financial statements, the statements of income and of cash flows and all changes in assets and liabilities of foreign subsidiaries, whose functional currency is not Brazilian reais (R$), are translated into Brazilian real at the average monthly exchange rate nearest to the effective exchange rate on the date of the corresponding transactions. The balance sheet is translated into Brazilian real at the exchange rates at the reporting date. This translation calculation is different for Natura Cosméticos S.A. – Argentina, which became a hyperinflationary economy as of July 1, 2018 (Note 3.2.1.a) in which the balance sheet is translated into Brazilian real at the exchange rates at the date of the year reporting period.
The effects from variations in the exchange rate arising from these translations are stated under “Other comprehensive income” in the statements of comprehensive income and in shareholders’ equity.

a)	Hyperinflationary economy
Starting from July 2018, Argentina has been considered a hyperinflationary economy. As per IAS 29 – Financial Reporting in Hyperinflationary Economies, the
non-monetary
assets and liabilities, equity items and the statement of income of the subsidiary Natura Cosmetics S.A. – Argentina (“Natura Argentina”), whose functional currency is the Argentinean peso, are being adjusted so that the figures are reported in the monetary measurement unit at the end of the reporting period. This unit, considers the effects measured by the Consumer Price Index (“IPC”) in Argentina starting January 1, 2017 and Argentina’s Domestic Retail Price Index (“IPIM”) up to December 31, 2016. Consequently, as required by IAS 29, the operating results of the subsidiary Natura Argentina must be disclosed as highly inflationary starting from July 1, 2018 (start of the period in which a hyperinflationary scenario was identified).
Non-monetary
assets and liabilities booked at historical cost and equity items of Natura Argentina were adjusted for inflation based on the aforementioned indices. The effects of hyperinflation resulting from changes in the overall purchasing power (i) were presented in equity up to December 31, 2017; and (ii) are presented in the statement of income starting January 1, 2018. The statement of income is adjusted at the end of each reporting period based on the variation in the CPI. The net effect of inflation adjustment in 2019 on
(i) non-monetary
assets and liabilities; (ii) items in the statement of changes in shareholders’ equity; and (iii) statement of income was presented in a specific account for hyperinflation in the financial result (see note 27).
The following procedures were performed to translate the balances to the reporting currency:

➢	the amounts related to assets, liabilities and equity items were translated at the exchange rate on the reporting date (0.06732 Argentinean peso for each Brazilian real in December 2019); and

➢
revenues and expenses in the period were translated at the exchange rate on the reporting date (0.06732 Argentinean peso for each Brazilian real in December 2019), instead of the average exchange rate of the period, which is used to translate currencies in non-hyperinflationary
economies;

➢
the statement of income for 2017 and the first and second quarters of 2018 and the respective balance sheets of Natura Argentina were not restated. When translating to a currency of a non-hyperinflationary
economy, comparison amounts must be those that would have been presented as amounts for the current year in the financial statements of the previous year (that is, not adjusted for subsequent changes in prices or exchange rates).

Cumulative inflation, as measured by the IPC index, for the fiscal year ended December 31, 2019 was 54.5% (47.99% at December 31, 2018).

In the fiscal year ended December 31, 2019, the application of IAS 29 resulted in: (i) a negative impact on the financial result of R$13,947 (R$25,066 at December 31, 2018); and (ii) a negative impact on net income for the year of R$68,940 (R$64,271 at December 31, 2018).
The translation of statement of income at the exchange rate on the reporting date, instead of average monthly exchange rate of the year, resulted in a positive impact on other comprehensive income for the fiscal year ended December 31, 2019 of R$17,666 (R$19,074 on December 31, 2018).

Cash and cash equivalents
3.4	Cash and cash equivalents
Cash and cash equivalents are held for the purpose of meeting short term commitments, rather than for investment or other purposes. Cash and cash equivalents include cash, bank deposits and short-term investments that are redeemable within up to 90 days of the investment date. They are usually highly liquid or convertible to a known cash amount and subject to immaterial change in value, and are recorded at cost plus income earned through the end of the reporting period and do not exceed their fair or realizable values. The instruments that are not eligible for the cash and cash equivalents classification, due to its liquidity, maturity or even its risk of changing in value, are classified as short-term investments.

Financial Instruments
3.5	Financial Instruments
The Company adopted IFRS 9 – Financial Instruments in replacement to IAS 39 – Financial Instruments: Recognition and Measurement on January 1, 2018. The changes made in the Company’s accounting policies are described below, as well as their impacts on the financial statements.

3.5.1	Accounting practice in effect until December 31, 2017:

a)	Classification
Classification depends on the purpose for which the financial assets and financial liabilities were acquired or contracted and is determined on the initial recognition of the financial instruments.

➢	Financial assets held by the Company are classified into the following categories:
Financial assets measured at fair value through profit or loss
A financial asset is classified as measured at fair value through profit or loss if it is classified as held for trading or designated as such upon initial recognition. Transaction costs are recognized in the statement of income as incurred. These assets are measured at fair value and changes in fair value, including gains from interest and dividends, are recognized in the statement of income for the fiscal year.
This category includes derivative financial instruments, quotas of investment funds and securities. The balances of outstanding derivative instruments are measured at their fair values at the end of the reporting period and classified in current assets or current liabilities, and changes in fair value are recorded in “Financial income” or “Financial expenses”, respectively.
Loans and receivables
Includes
non-derivative
financial assets with fixed or determinable payments that are not quoted in an active market. They are recorded in current assets, except for maturities greater than 12 months after the end of the reporting period, when applicable, which are classified as non-current
assets. Subsequent to initial measurement, these financial assets are accounted for at amortized cost, using the effective interest method (effective interest rate), less impairment losses. Amortized cost is calculated taking into account any discount or premium on acquisition and fees or costs incurred.

➢	Financial liabilities held by the Company are classified into the following categories:
Financial liabilities at fair value through profit or loss
They are classified as fair value through profit or loss when the financial liability is either held for trading or it is designated at fair value through profit or loss.

Other financial liabilities
They are measured at amortized cost using the effective interest rate method. As of December 31, 2019, and 2018 other financial liabilities comprise borrowings, financing and debentures (note 17) and trade payables and reverse factoring operations.

b)	Measurement
Regular purchases and sales of financial assets are recognized on the transaction date, i.e., on the date the Company agrees to buy or sell the asset.
Financial assets at fair value through profit or loss are initially recognized at their fair value and transaction costs are recognized in the statement of income. Gains or losses resulting from changes in the fair value of financial assets at fair value through profit or loss are recognized in the statement of income, in “Finance income” or “Finance costs”, respectively, for the period in which they occur.
Loans and receivables and financial assets held to maturity are measured at amortized cost. The methodology used involves calculating the amortized cost of a debt instrument and allocating its interest income over the corresponding period. The effective interest rate discounts estimated future cash receipts (including all costs that are an integral part of the effective interest rate, transaction costs and other premiums or deductions) over the estimated life of the instrument. Revenue is recognized based on effective interest for debt instruments not characterized as financial assets at fair value through profit or loss.

3.5.2	Accounting practice effective from January 1, 2018:

a)	Classification of financial assets
IFRS 9 contains an approach to classify and measure financial assets with the three main classification categories: measured at amortized cost, at fair value through other comprehensive income (“FVOCI”) and at fair value through profit or loss (“FVPL”). The standard eliminates the following existing categories under IAS 39: held to maturity, held for trading, borrowings and receivables, and available for sale.
The classification of financial assets at initial recognition depends on the characteristics of the contractual cash flows of the financial asset and Company’s business model for the management of these financial assets. Except for trade receivables that do not contain a significant financing component or to which the Company has been applied the practical expedient, the Company initially measures a financial asset at its fair value plus transaction costs, in the case of financial asset not measured at fair value through profit or loss.
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated for measurement at fair value through profit or loss:

➢	It is held within a business model whose objective is to hold financial assets to receive contractual cash flows; and

➢	its contractual terms generate, on specific dates, cash flows that are relative only to the payment of principal and interest on the outstanding principal amount.
A financial asset is measured at fair value through other comprehensive income if it meets the following condition and is not designated for measurement at fair value through profit or loss:

➢	its contractual terms generate, on specific dates, cash flows that are not only the payment of principal and interest on the outstanding principal amount.
All financial assets not classified as measured at their amortized cost or at fair value through other comprehensive income are classified as at fair value through profit or loss.
Assessment of the business model
The Company evaluates the objective of the business model in which the financial asset is maintained in the portfolio, because it reflects the best way in which the business is managed, and information is provided to the Management. The information considered includes:

➢
the policies and objectives determined for the portfolio and how these policies actually work. These include the issue of knowing whether Management strategy focuses on obtaining contractual interest income, maintaining a certain interest rate profile, the correspondence between the duration of financial assets and the duration of the corresponding liabilities or expected cash disbursements, or realizations of the cash flows through the sale of assets;

➢	how the performance of the portfolio is assessed and reported to the Management of the Company;

➢	the risks that affect the performance of the business model (and the financial asset maintained in that business model) and how those risks are managed;

➢	how business managers are remunerated – for example, if the remuneration is based on the fair value of the assets managed or on the contractual cash flows obtained; and

➢	the frequency, volume and time of sale of financial assets in previous years, the reasons for such sale and their expectations of future sales.
Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not deemed sales, consistent with the continuous recognition of the Company’s assets.
Financial assets held for trading or managed with performance assessed based on their fair value are measured at fair value through profit or loss.
Assessment of whether contractual cash flows are only payments of principal and interest
To assess contractual cash flows, the “principal” is defined as the fair value of the financial asset upon initial recognition. “Interest” is defined as consideration for the value of money in time and for the credit risk associated with the principal outstanding over a certain period of time and for other risks and basic costs of loans (for example, liquidity risk and administrative costs), as well as profit margin.
The Company considers the contractual terms of the instrument to assess whether the contractual cash flows are only payments of principal and interest. This includes an assessment of whether the financial asset contains a contractual term that could change the moment or amount of contractual cash flows in such a way that it would not meet this condition. When conducting such assessment, the Company takes into account:

➢	contingent events that change the amount or timing of the cash flows;

➢	terms that could adjust the contractual rate, including variable rates;

➢	the prepayment and extension of terms; and

➢	terms that limit the access of the Company to cash flows from specific assets (for example, based on the performance of an asset).
The purchases or sales of financial assets requiring the delivery of assets within certain period established by regulation or market convention (regular negotiations) are recognized on the negotiation date, that is, the date in which the Company commits to purchase or sell the asset.

i)	Subsequent measurement
For the purposes of subsequent measurement, financial assets are classified into four categories:

➢	Financial assets at amortized cost (debt instrument);

➢	Financial assets at fair value through other comprehensive income with reclassification of accumulated gains and losses (debt instruments);

➢	Financial assets at fair value through other comprehensive income, without reclassification of accumulated gains and losses upon their derecognition (equity instruments); and

➢	Financial assets at fair value through profit or loss.
Financial assets at amortized cost (debt instruments)
Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment loss. Gains or losses are recognized in profit or loss when the asset is written off, modified or presents impairment loss.
Financial assets at fair value through other comprehensive income (debt instruments)

For debt instruments at fair value through other comprehensive income, the interest revenue, exchange revaluation and losses or reversals of impairment loss are recognized in the statement of income and calculated at the same manner for financial assets measured at amortized cost. The remaining changes in fair value are recognized in other comprehensive income. Upon the derecognition, the accrued fair value change recognized in other comprehensive income is reclassified to profit or loss.
Financial assets at fair value through other comprehensive income (financial instruments)
Upon initial recognition, the Company may opt irrevocably to classify its equity instruments at fair value through other comprehensive income when they meet the definition of equity under IAS 32 – Financial instruments: Presentation and are not held for trading. The classification is determined by considering each instrument specifically. Gains and losses on these financial assets are never classified to profit or loss. Dividends are recognized with other revenues in the statement of income when the right to the payment is established, except when the Company benefits from these payments as recovery of part of the cost of the financial asset, if these gains are registered in other comprehensive income. Equity instruments at fair value through other comprehensive income are not subject to impairment test.
Financial assets at fair value through profit or loss.
Financial assets at fair value through profit or loss are presented in the statement of financial position through fair value, with net variations of fair value recognized in the statement of income. This category includes derivative instruments and listed equity investments, which the Company has not classified irrevocably at fair value through other comprehensive income. Dividends on listed equity investments are recognized as other revenue in the statement of income when the right to the payment is established.

ii) Offsetting financial instruments
Financial assets and financial liabilities are offset and the net amount is presented in the balance sheet when there is a legally enforceable right to set off recognized amounts and the intent to either settle them on a net basis, or to recognize the asset and settle the liability simultaneously.
iii) Derecognition
(write-off)
of financial instruments
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when the rights to receive cash flows from the asset have expired; the Company transfers its rights or risk to receive cash flows of the asset or has assumed an obligation to pay the full amount of received cash flows, without significant delay to a third party under an on-lending
agreement, and (i) the Company transfers substantially all risks and benefits of the asset, or (ii) the Company neither transferred nor retained substantially all risks and benefits of the asset, but transferred the control of asset.
When the Company transfer its rights to receive cash flows of an asset or execute an on-lending
agreement, it evaluates if, and at which extent, it retained the risks and benefits of ownership. When the Company neither transfers or retains substantially all risks and benefits of the asset, nor transferred the control over the asset, the Company continues to recognize the asset transferred to the extent of its continued involvement. In this case, the Company also recognizes an associated liability. The asset transferred is measured at the lowest between: (i) the value of the asset; and (ii) the maximum amount of consideration received that the entity may be obliged to refund (guarantee amount).
The Company derecognizes a financial liability when its contractual obligation is withdrawn, canceled or expires.

3.5.3	Derivative instruments
Derivative instruments transactions contracted by the Group consist of swaps and non-deliverable
forwards (NDF’s) intended exclusively to hedge against the foreign exchange risks related to balance sheet positions, acquisitions of inputs and property, plant and equipment, projected exports and projected foreign-denominated cash outflows for capital increases in foreign subsidiaries.
They are measured at fair value, and changes in fair value are recognized through profit or loss, except when they are designated as cash flow hedges, to which changes in fair value are recorded in “Other comprehensive income” within shareholders’ equity.
The fair value of derivative instruments is measured by the treasury departments of the Group based on information on each contracted transaction and related market inputs at the end of the reporting period, such as interest rates and exchange coupon.

Hedge accounting
After Management’s evaluation, the Company concluded that all existing hedge relationships are currently designated in effective hedge relationships and still qualify for hedge accounting under IFRS 9, because the new standard did not change the general principles of how an entity accounts for effective hedges.
When an entity applies IFRS 9 for the first time, it can determine whether its accounting policy will continue to apply the hedge accounting requirements of IAS 39 instead of the requirements of chapter 6 of IFRS 9.
Given the results of the analyses and the decision to not adopt IFRS 9 specifically for hedge accounting, the Company maintains its current accounting practices based on IAS 39, as mentioned in Note 3.4 above, being affected only by the new disclosure requirements starting January 1, 2018, as presented in Note 5.2.
Cash Flow hedge
Consists in providing hedge against variation in cash flows attributable to a specific risk related to a known asset or liability or a highly probable forecast transaction and that may affect profit or loss.
The effective portion of changes in fair value of derivative instruments that is designated and qualified as cash flow hedge is recognized in other comprehensive income and accumulated in “Gain (loss) from cash flow hedge operations” and “tax effect on gain (loss) from cash flow hedge operations.” In a “cash flow hedge”, the effective portion of gain or loss from the hedge instrument is recognized directly in equity in other comprehensive income, while the ineffective portion of hedge is immediately recognized in financial income (expenses).
For the years ended December 31, 2019 and 2018, the Company used derivative financial instruments, applying “cash flow hedge accounting” and, as disclosed in Note 5.2, for hedge against the risk of change in exchange rates related to loans in foreign currency and purchase and sale transactions in foreign currency and intercompany loan operations that: (i) are highly related to the changes in the market value of the hedged item, both at the beginning as well as during contract term (effectiveness between 80% and 125%); (ii) have documentation of the operation, hedged risk, risk management process and methodology used in assessing effectiveness; and (iii) are considered effective to reduce the risk related to the exposure to be hedged. It allows the application of the hedge accounting methodology, with effect from measurement of their fair value on shareholders’ equity and from their realization on profit or loss in the heading related to the hedged item.
Hedge accounting is discontinued when the Company terminates the hedge relationship, the hedge instrument matures or is sold, revoked or executed, or no longer qualifies to hedge accounting. Any gains or losses recognized in other comprehensive income and accumulated in shareholders’ equity as of a certain date remain in equity and are recognized when the forecast transaction is eventually recognized in profit or loss.
If a planned transaction results in the subsequent recognition of a non-financial
asset or liability, the cumulative gain or loss in other comprehensive income is reclassified to profit or loss during the same year for which the non-financial
asset acquired or
non-financial
liability assumed affects the profit or loss. For example, when the non-financial
asset is depreciated or sold.
Conversely, if a planned transaction results in the subsequent recognition of a financial asset or liability, the cumulative gain or loss in other comprehensive income is reclassified to profit or loss during the same period for which the financial asset acquired or financial liability assumed affects the profit or loss. For example, when financial income or expense is recognized.
When the forecast transaction is no longer expected, cumulative gains or losses deferred in equity are immediately recognized in profit or loss.
The Company assesses, along with the hedge term, the effectiveness of its derivative financial instruments, as well as changes in their fair value.
For the years ended December 31, 2019 and 2018, there were no losses related to the ineffective portion recognized in profit or loss for the year.
The fair values of derivative financial instruments are disclosed in note 5.2.
In addition, it should be mentioned that, during the years ended December 31, 2019 and 2018, the Company did not enter into transactions related to hedge of fair value or hedge of net investment.
3.5.4 Financial liabilities
Financial liabilities are classified, upon initial recognition, as financial liabilities at fair value through profit or loss, financial liabilities at amortized cost or as derivatives designated as hedge instruments in an effective hedge, as applicable.

All financial liabilities are initially measured at fair value, more or less, in the event of financial liability not designated at fair value through profit or loss, the transaction costs that are directly attributable to the issuance of financial liability.
The Company’s financial liabilities include borrowings, financing and debentures (note 17), derivative financial instruments (nota 5) and trade payables and reverse factoring operations (note 18).
Subsequent measurement
For the purposes of subsequent measurement, financial liabilities are classified into two categories:

➢	Financial liabilities at fair value through profit or loss; and

➢	Financial liabilities at amortized cost.
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include financial liabilities for trading and financial liabilities designated upon initial recognition at fair value through profit or loss. They are classified as held for trading if incurred for purposes of repurchase in the short term. This category also includes derivative instruments contracted by the Company that are not designated as hedge instruments in hedge relations defined by IFRS 9. Separate embedded derivatives are also classified as held for trading, unless they are designated as effective hedging instruments.
Gains and losses on liabilities held for trading are recognized in the statement of income.
Financial liabilities designated upon initial recognition at fair value through profit or loss are designated on the initial recognition date, and only if the criteria provided for in IFRS 9 were met.
Financial liabilities at amortized cost (borrowings and financing)
After initial recognition, borrowings and financing contracted and granted subject to interest are subsequently measured at amortized cost, using the effective interest method. Gains and losses are recognized in profit or loss when liabilities are written off, as well as through the process of amortizing to effective interest rate.
Amortized cost is calculated taking into consideration any negative goodwill or goodwill on acquisition and rates or costs that are integral part of the effective interest method. The amortization at the effective interest method is included as financial expense in the statement of income.
This category generally applies to borrowings and financing granted and contracted, subject to interest.
Derecognition
A financial liability is written off when the obligation over the liability is extinct, i.e., when the obligation set forth in the agreement is settled, cancelled or expires. When an existing financial liability is replaced for another liability of the same lender under substantially different terms, or the terms of an existing liability are substantially modified, this swap or modification is addressed as derecognition of the original liability and recognition of a new liability. The difference in respective accounting amounts is recognized in the statement of income.

Trade Receivables and provision for doubtful accounts
3.6	Trade Receivables and provision for doubtful accounts
Trade receivables are accounted at their nominal amount, less the provision for doubtful accounts, which is estimated based on calculating the risk of loss in each aging list group, considering the different risks in accordance with the collection’s operation.

Inventories
3.7	Inventories
Carried at the lower of average cost of purchase or production and net realizable value. Details are disclosed in note 9.
The Company considers the following when determining its provision for inventory losses: discontinued products, products with slow turnover, expired products or products nearing the expiration date and products that do not meet quality standards, recorded as “Cost of products sold”.

Carbon Credits – Carbon Neutral Program
3.8	Carbon Credits – Carbon Neutral Program
In 2007, the Company assumed with its employees, customers, suppliers and shareholders a commitment to be a Carbon Neutral company, which is to neutralize their emissions of Greenhouse Gas - GHG, in its complete production chain, from extraction of raw materials to post- consumption. This commitment, which currently refers only to operations under the Natura brand, is not a legal obligation, since Brazil does not have a reduction target, despite being a signatory to the Kyoto Protocol. For this reason, it is considered a constructive obligation under IAS 37 - Provisions, Contingent Liabilities and Contingent Assets, which requires the recognition of a provision in the financial statements if it is subject to disbursement and measurable.
The liability is estimated through annually audited inventories of carbon emissions and measured based on the market price for the acquisition of licenses for neutralization. On December 31, 2019, the balance recorded in the caption “Other liabilities” (see note 21), refers to the total carbon emissions during the period of 2007 to 2019 that have not yet been offset by corresponding projects and therefore no execution of the certificate of carbon.
According to its beliefs and principles, the Company elected to make some purchases of carbon credits by investing in projects with environmental benefits arising from the voluntary market. Thus, the costs will generate carbon credits after completion or maturation of these projects.
During these years, these expenses were recorded at fair value as “other current assets” and “other non-current
assets” (see note 13).
Upon effective delivery of the related carbon credit certificates to the Company, the obligation of being Carbon Neutral is effectively fulfilled; therefore, the balances of assets are offset against those of liabilities.
The difference between the carrying amounts of assets and liabilities at December 31, 2019 refers to the amount of cash disbursed in advance for investments in ongoing projects and, for this reason, not yet available for neutralization of emissions and offset of liability.

Property, plant and equipment
3.9	Property, plant and equipment
Property, plant and equipment is measured at cost of acquisition or construction, plus interest capitalized during construction period, in the case of qualifying assets, and reduced by accumulated depreciation and impairment losses, if applicable. Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate. Additionally, the useful lives of the assets are reviewed annually.
Until December 31, 2018, leased property, plant and equipment classified as finance leases according to IAS 17, and used in the Company’s activities were recorded in property, plant and equipment. These assets are also subject to depreciation calculated over the estimated useful lives of the respective assets or over the lease term, whichever is shorter.
Land is not depreciated. Depreciation of the other assets is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their useful lives and is generally recognized in the statement of income. The estimated useful lives of the assets are mentioned in Note 14.
Gains and losses on disposals are calculated by comparing the proceeds from the sale with the net carrying amount and are recognized in profit or loss under “Other Operating Income (Expenses), Net”.
Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Company.

Intangible assets
3.10	Intangible assets

a)	Software
Licenses of software and enterprise management systems acquired are capitalized and amortized according to the useful lives described in note 15 and maintenance costs are recognized as expenses when incurred.
System acquisition and implementation costs are capitalized as intangible assets when the asset is identified, when there is evidence that future economic benefits will flow into the entity and when the asset is controlled by the Company, taking into consideration its economic and technologic viability. The amounts incurred on software development recognized as assets are amortized under the straight-line method over its estimated useful life. The expenditures related to software maintenance are expensed when incurred.

b)	Trademarks and patents
Separately acquired trademarks and patents are stated at their historic cost. Trademarks and patents acquired in a business combination are recognized at fair value on the acquisition date. For trademarks and patents with definite useful lives, amortization is calculated on a straight-line basis at the annual rates described in note 15.

c)	Relationship with retail clients, franchisees and sub-franchisees
Relationships with retail clients, franchisees and
sub-franchisees
acquired in business combinations are recognized at fair value on the acquisition date and their amortization is calculated on a straight-line basis, based on rates shown in note 15.

d)	Key money with defined useful life
Key money with defined useful life is recorded at the acquisition cost and amortized on a straight-line basis during the rental period, as shown in note 15.

e)	Intangible assets with indefinite useful lives
Intangible assets with indefinite useful lives held by the Company refer mainly to trademarks and goodwill due to expectations of future economic benefits arising from transactions involving business transactions, and tradeable key money.
Goodwill arising on the acquisition of subsidiaries is measured at cost less accumulated impairment losses.
These assets are not amortized but are tested annually for losses due to impairment either individually or at the level of the cash generating unit (or groups of cash generation units). The assessment of indefinite life is reviewed annually to determine whether this assessment continues to be supportable. Otherwise, the change in useful life from indefinite to finite is made on a prospective basis.
Gains and losses arising from derecognition of an intangible asset are measured as the difference between the net from the sale and the carrying amount of the asset and are recognized in profit or loss upon disposal of the asset under “Other Operating Income (Expenses), Net”.

Impairment assessment
3.11	Impairment assessment
The assets’ carrying amount is annually evaluated to identify indicators of impairment, or also significant events or changes in circumstances that indicate the carrying value of an asset may not be recoverable. When applicable, an impairment loss is recognized if the carrying amount of an asset exceeds its recoverable amount
For impairment assessment purposes, assets are grouped at the lowest levels for which there are independent cash flows (cash-generating units, or CGUs).
The recoverable amount of an asset or cash-generating unit is determined as being the higher of the value in use of the asset and the fair value less costs of disposal. In the estimation of the value in use of the asset, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects the weighted average cost of capital for the company in which it operates the cash-generating unit. The fair value net of costs of sale is measured based on the preparation of the discounted cash flow at its present value, using a discount rate before taxes that reflects the company’s weighted average cost of capital in which the generating cash unit operates, including assumptions for the stores expansion and investments, as well as the respective revenues that will be generated as a result of this expansion, considering the assumptions that other market participants would use when pricing the assets or liabilities.

Product research and development expenses
3.12	Product research and development expenses
The Company’s accounting practice includes recording its product research and development costs, when incurred, as expenses for the period, since due to the high innovation index and product turnover in its sales portfolio, it is impracticable to meet all aspects required in IAS 38 – Intangible Assets for capitalizing the amounts.

Leases
3.13	Leases
Up to December 31, 2018, the Company assessed lease classification at the inception of the contract. Leases where substantially all the risks and rewards related to the asset remain with the lessor were classified as operating leases. Lease payments under an operating lease were recognized as an expense on a straight-line basis over the lease term. Leases where the Company retains substantially all the risks and rewards incidental to ownership were classified as finance leases. These leases were capitalized in balance sheet at the commencement of the lease term at the lower amount of the fair value of leased asset and the present value of minimum lease payments. Each lease installment was apportioned between liabilities and the finance charges so as to permit obtaining a constant effective interest rate on the outstanding liability. The corresponding obligations, less the finance charge, were classified in current liabilities and non-current
liabilities, according to the lease term. Property, plant and equipment items acquired through finance leases were depreciated over their useful lives, or over the lease term, when it is shorter and has no purchase option.

On January 1, 2019, the Company applied IFRS 16, which introduced one sole lease model, replacing the concept of classifying between operating and finance lease, which was applied by the Company up to December 31, 2018. The impact of this new standard is detailed in Note 3.28.

Borrowing costs
3.14	Borrowing costs
Borrowing costs attributable to the acquisition, construction or production of a qualifying asset that necessarily requires a significant effort to be ready for its intended use or sale are capitalized as part of the cost of the corresponding asset. All other borrowing costs are expensed in the period they are incurred. Borrowing costs consist of interest and other costs incurred by an entity related to a loan.

Trade payables and reverse factoring operations
3.15	Trade payables and reverse factoring operations
These are initially recognized at their nominal amounts, plus interest, inflation adjustments and exchange rate differences through the end of the reporting period, when applicable.

Borrowings, financing and debentures
3.16	Borrowings, financing and debentures
Initially recognized at fair value of proceeds received less transaction costs in applicable cases, plus charges, interest, inflation adjustments and exchange rate differences as provided for in agreements, incurred through the end of the reporting period, as shown in note 17.

Provisions, contingent liabilities and contingent assets
3.17	Provisions, contingent liabilities and contingent assets
Provisions are recognized when the Company has a legal or constructive obligation as a result of past events, and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and its value can be measured with sufficient reliability. Provisions are quantified at the present value of the expected outflow of resources embodying economic benefits to settle the obligations using the appropriate discount rate, according to related risks.
The provisions for tax, civil, and labor risks are adjusted for inflation through the end of the reporting period to cover probable losses, based on the nature of the risk and the opinion of the Company’s legal counsel.
Contingent assets are not recognized by the Company and are only disclosed, in case of probable receipt of economic benefits. If it is practically certain that economic benefits will be received, the asset and the corresponding gain are recorded in the Financial Statements of the year corresponding to the change in estimate.

Current and deferred income tax and social contribution
3.18	Current and deferred income tax and social contribution
Except for subsidiaries abroad, which observe the tax rates valid in the respective jurisdictions in which they are located, in Brazil, they include the corporate income tax (“IRPJ”) and the social contribution on net income (“CSLL”), which are calculated based on taxable income, by applying the 15% rate plus additional of 10% on taxable income exceeding R$240 for IRPJ and 9% for CSLL and considers the offset of tax losses and tax loss carryforwards, limited to 30% of taxable income. Taxable income reflects profit before taxes adjusted by non-taxable
and
non-deductible
items (both temporary and permanent items).
Deferred taxes represent tax debits and credits on temporary differences between tax base and accounting base of assets and liabilities on accrued tax losses. Deferred tax and contribution assets and liabilities are classified as
“non-current”
as required by IAS 12 – Income taxes. When the Company’s internal studies indicate that the future use of tax credits is not probable, a provision for loss is recorded.
Deferred tax assets and liabilities are offset if there is a legal feasible right to offset tax liabilities as tax assets, and if they are related to taxes registered by the same tax authority under the same taxable entity. Thus, for presentation purposes, tax asset and liability balances are disclosed separately.
Deferred tax assets and liabilities must be measured at current rates expected to be applicable in the period in which the asset is realized or the liability is settled, and reflect the uncertainty related to income tax, if any.

Employee benefits
3.19	Employee benefits

3.19.1	Short-term benefits
The obligations of short-term benefits for employees are recognized as personnel expenses as the corresponding service is rendered. The liability is recognized at the amount of the expected payment if the Company has a legal or constructive obligation to pay the amount due to services rendered by an employee in the past and the obligation can be reliably estimated.

3.19.2	Profit sharing
The Company recognizes a liability and an expense for profit sharing based on criteria that it considers the profit attributable to its shareholders after certain adjustments and which is tied to the achievement of specific operational goals and objectives established and approved in the beginning of each fiscal year.

3.19.3	Long-term incentive program
The Company made available until June 2019 to eligible executives of its subsidiary Emeis Holdings Pty Ltd. a long-term incentive program, based on criteria linked to specific operational goals and objectives established at the beginning of the relationship between the parties, being such obligation recorded as a liability and remeasured with effect on profit or loss.

3.19.3	Post-employment healthcare defined benefit
The actuarial liability for the healthcare plan of the Company and its subsidiaries refers to a post-employment benefit plan to current and former employees who made fixed contributions for funding the healthcare plan up to April 30, 2010, when the healthcare plan design was changed and fixed contributions were eliminated. Those who contributed to the plan for ten years or more are ensured the right to remain as a beneficiary for an indefinite term (lifetime), and those who contributed for a period of less than ten years are ensured the right to remain as a beneficiary at the rate of one year for each year in which fixed contributions were made. This group of current employees, in the event of termination of employment relationship, may opt to remain in the plan in accordance with applicable legislation, thereby assuming the payment of the monthly plan fee charged by the healthcare plan operators. However, this monthly plan fee does not necessarily represent the total cost of the user, which is borne by the Company through payment of the excess cost, as an additional benefit.
The costs associated with this benefit are recognized under the accrual method of accounting as a defined-benefit post-employment benefit plan using the projected unit credit method.
The current service cost and accrued interest on the present value of the liability are recognized in the Income Statement and the actuarial gains and losses generated by the remeasurement of the liability due to changes in actuarial assumptions are recognized as Other Comprehensive Income. In case of changes or reductions in the plan, the effects of the cost of past services are recognized in the Income Statement on the date of occurrence.

Share-based payment
3.20	Share-based payment
The Company’s executives are granted the following stock option plans, settled exclusively with its own shares:

➢	Stock option plan;

➢	Restricted stock plan; and

➢	Strategy acceleration program.
The plans are measured at fair value at the grant date. In determining the fair value, the Company uses an adequate valuation method, details of which are disclosed in Note 26.1.
The cost of transactions settled with equity instruments is recognized, together with a corresponding increase in shareholders’ equity under the heading “Additional paid-in
capital”, throughout the period in which the service conditions are fulfilled, ending on the date on which the employee acquires the full right to the award (acquisition date). The cumulative expense recognized for equity instruments transactions settled on each base date up to the acquisition date reflects the extent to which the vesting period has transpired and the Company’ best estimate of the number of equity instruments to be acquired. The expense or credit in the statement of income of the period is recorded under the heading “Administrative expenses”.
For the stock option plan and the strategy-acceleration program, despite the expiration of the term for exercise, the recognized expense is not reversed since the right has been acquired by executives.

When an award of equity instruments settlement is cancelled (except when the cancellation occurs due to loss of right over the equity instrument for not fulfilling the grants conditions), it is treated as if it had been acquired on the date of cancellation, and any expense not recognized is registered immediately. This includes any award for which Company or the counterparty have the option not to fulfill the non-acquisition
obligation. All cancellations of transactions settled with equity securities are treated in the same way.
The dilution effect of options granted is reflected as additional share dilution in the calculation of diluted earnings per share (Note 29.2).

Dividends and interest on equity
3.21	Dividends and interest on equity
The proposed distribution of dividends and interest on capital made by Management included in the portion equivalent to the mandatory minimum dividends is recognized in line item “Other payables” in current liabilities, as it is considered as a legal obligation provided for by the Company’s bylaws; however, the portion of dividends exceeding minimum dividends declared by management after the reporting period but before the authorization date for issuance of these financial statements is recognized in line item “Proposed additional dividends.”
For corporate and accounting purposes, interest on capital is stated as allocation of income directly in shareholders’ equity.

Treasury shares
3.22	Treasury shares
The Company’s own equity instruments which are reacquired (Treasury shares) are recognized at acquisition cost and deducted from shareholders ‘ equity. No gain or loss is recognized in profit or loss on the purchase, sale, issuance or cancellation of the Company’s own equity instruments.

Government grants
3.23	Government grants
Government subsidies and assistance for investments are recognized when there is reasonable assurance that the entity complied with the conditions established by the government agency granting the subsidy. They are recognized as income or expense deduction in profit or loss for the fruition period of the benefit and, subsequently, are allocated to tax incentive reserve under equity.
The subsidiary Indústria e Comércio de Cosméticos Natura Ltda. has projects located in areas under operation of the Amazonia Development Superintendence (“SUDAM”), whose activity is classified as priority economic activity, entitling to the tax benefit of reducing 75% of taxable income, calculated based on the profit from exploration of the respective region.
Natura has projects located in the states of Bahia and Minas Gerais. These Federative Units have internal legislation including decrees that authorize the granting of tax incentives, under the presumptive credit modality, to companies that invest in them. Natura has complied with the requirements and, through a Special regime, obtained authority to apply said tax incentives.

Reportable Segments
3.24	Reportable Segments
Information per operating segment is consistent with the internal report provided to the chief operating decision maker on operational matters.
The main decision-making body of the Company, which is responsible for defining the allocation of resources to the operating segments is the Board of Directors of the Company, which is advised by the Group’s Operations Committee (“GOC”), the Audit, Risk Management and Finances Committee, the People and Corporate Development Committee, the Strategic Committee and the Corporate Governance Committee (“Committees”).
The GOC , which includes the CEOs of Natura, The Body Shop and Aesop, in addition to representatives of key business areas (Finance, Human Resources, Business Strategy and Development, Legal, Innovation and Sustainability, Operations and Corporate Governance), is responsible, among other things, for monitoring the implementation of short- and long-term strategies and making recommendations to the Board of Directors regarding the management of the Group, from the viewpoint of results, allocation of resources among business units, cash flow and talent management.

Revenue from contracts with customers
3.25	Revenue from contracts with customers
On January 1, 2018, the Company adopted IFRS 15, using the cumulative effect method (without practical expedients), which establishes a model of five steps applicable to revenue from a contract with a customer, irrespective of the type of revenue transaction or industry. As a result of the implementation of IFRS 15, the Company reviewed its accounting practices related to the identification of performance obligations, such as recognition for performance related to Natura Consultants, events and conventions aimed at encouraging and congratulating the best Natura Consultants, and other obligations, as shown below:

Performance obligation	Nature, fixation of transaction price and the moment when performance obligation is fulfilled	Nature of changes in accounting practices
a) Direct sales
Revenue from sales is generated by sales to Natura Consultants (our customers) based on the fair value of consideration received/receivable, excluding discounts, rebates and taxes or charges on sales. Revenue from sales is recognized when the performance obligation is fulfilled, i.e., when the promised product is physically delivered and the Natura Consultant obtains control over this product.
Revenue from sales is generated and accrued initially in the sales subsidiary ledger of the Company from the moment when the dispatch slip is issued in the customers’ name. However, since revenues are recorded only when the final delivery of products effectively occurs, the Company registers a provision to eliminate the amount of revenue related to products dispatched and not received by Natura Consultants on each reporting date.

IFRS 15 did not have significant impacts
b) Direct sales – Additional charges and penalties for late payments
The Company charges its customers (Natura Consultants) additional charges and penalties for late payments in the settlement of sales receivable. Due to the level of uncertainty in receiving these amounts (variable consideration), the Company recognizes revenue from additional charges and penalties for late payments only upon receipt of amounts.

Until December 31, 2017, the Company recognized these amounts as a recovery of selling expenses.
With the adoption of IFRS 15, the Company concluded that amounts related to additional charges and penalties for late payments of Consultants correspond to variable components received in exchange for transfer of goods, that is, they are part of the transaction price

c) Retail sales
At Emeis Holding Pty Ltd, Natura Comercial Ltda., Natura Europa SAS – France, Natura International Inc. and The Body Shop International Limited, which operate in the retail market, net revenue is measured based on the fair value of consideration received/receivable, excluding discounts, rebates and taxes or charges on sales. This net revenue is recognized when the performance obligation is fulfilled, i.e., when the promised product is physically transferred and the consumer obtains control over this product.

IFRS 15 did not have significant impacts

d) Loyalty program (Points campaign)
The Company offers points campaign (loyalty program), in which customers accumulate points while buying the Company’s products to be exchanged (redeemed) for products in the future. Measurement of points is based on their expected cost, plus a margin. The amount allocated to the loyalty program is deferred and the revenue is recognized upon redemption of the points accumulated by Natura Consultants or when it is no longer probable that the points will be redeemed.

Until December 31, 2017, the revenue was allocated among the campaigns and the products based on cost.
Upon adoption of IFRS 15, deferred revenue from the points campaign is now measured based on the expected cost, plus a margin.

e) Program for recognition of Natura Consultants’ performance
The Company has performance recognition programs, in which it awards Natura Consultants based on achievement of targets and objectives. The Company believes that this performance recognition program has a high value and hence is considered a performance obligation. Measurement of performance recognition programs is based on their expected cost, plus a margin. The amount allocated to performance recognition programs is deferred and revenue is recognized when awards are delivered to Natura Consultants.

Until December 31, 2017, the Company did not characterize the performance recognition program as a performance obligation to be fulfilled.
Upon adoption of IFRS 15, the Company concluded that the performance recognition program is a promise that creates a reasonable expectation for Natura Consultants and, therefore, it was considered a performance obligation.

f) Events
The Company organizes events to encourage and recognize the best Natura Consultants. The Company believes that these events are of high value for Natura Consultants and create expectations among them to participate in them. Thus, the Company believes that these events are characterized as performance obligations. Measurement of events is based on their expected cost, plus a margin. The amount allocated to events is deferred and the revenue is recognized when the event is held.

Until December 31, 2017, the Company did not characterize the events as a performance obligation to be fulfilled.
Upon adoption of IFRS15, the Company concluded that events are a promise that creates a reasonable expectation for Natura Consultants and, therefore, they were considered a performance obligation.

g) Franchises (Courses, training and consulting / Outfit and inauguration)
Upon execution of the agreement, the Company charges from franchisees a fixed amount, part of which is allocated to courses, training and consulting to prepare the franchisees to sell products under Natura brand. The other part refers to outfit (specific products to be used at the franchisee store) and inauguration (opening event of franchisee’s store). The Company believes that these items represent a material right and, for such, they were considered performance obligations. Measurement is based on the market value of these items, which are initially recognized as deferred revenue. When the franchisee’s store is opened, this deferred revenue is allocated to profit or loss for the year.

IFRS 15 did not have significant impacts.

h) Franchisees (Advertisement program)
Upon the execution of the agreement, the Company charges from franchisees a fixed amount, a part of which is for the advertisement fund (monthly delivery of showcases). The Company believes that this item represents a material right and, for such, it was considered a performance obligation. Measurement is based on the market value of this item, which is initially recognized as deferred revenue. This revenue is deferred and allocated to profit or loss for the year upon the delivery of showcases to the franchisees.

IFRS 15 did not have significant impacts.
i) Franchises (Brand use right)
Upon the execution of the agreement, the Company charges from franchisees a fixed amount, part of which is for the use of the “Natura” brand. The Company believes that this item represents a material right and, for such, it was considered a performance obligation. Measurement is based on residual value, i.e., the remaining value after excluding the market value of courses, training and consulting services, outfit and inauguration, and the Advertisement Fund. This amount is initially recognized as deferred revenue. This deferred revenue is allocated to profit or loss, on a straight-line basis, over the term of the franchise agreement.

IFRS 15 did not have significant impacts.
j) Incentives related to “free-of-charge” products and promotional gifts
The Company grants incentives related to
“free-of-charge”
products and promotional gifts for its customers (Natura Consultants and/or end consumers). Since it is considered a material right, the Company recognizes this item as a performance obligation. Considering that the delivery of products and the realization of performance obligation of delivering
“free-of-charge”
products or promotional gifts occur at the same time, the Company concluded that an allocation of prices and monitoring these two performance obligations separately are not applicable. Thus, revenue is recognized when the physical transfer of the product occurs and the customer obtains control over this product.

IFRS 15 did not have significant impacts.

Financial income and financial expenses
3.26	Financial income and financial expenses
The Company’s financial income and expenses comprise:

➢	Interest revenue and expenses;

➢	Dividends revenue;

➢	Dividends of preferred shares issued classified as financial liability;

➢	Net gains/losses from financial assets measured at fair value through profit or loss;

➢	Net gains/losses from exchange variation on financial assets and liabilities;

➢	Net gains/losses from hedge instruments recognized in profit or loss; and

➢	Reclassifications of net gains previously recognized in other comprehensive income.

Interest income and expenses are recognized as profit or loss through the effective interest rate method.
Revenue from dividends is recognized in profit or loss on the date the Company’s right to receive the payment is established.
The Company classifies interest received and dividends and interest on capital received as cash flows from investing activities.

New standards and interpretations and amendments to standards not yet adopted
3.27	New standards and interpretations and amendments to standards not yet adopted
The standards, amendments and interpretations issued, but not yet adopted, up to the date of issuance of the Company’s financial statements are presented below. The Company intends to adopt these standards, if applicable, when they become effective.

➢
IFRS 3 – Business Combinations – whenever applicable, the Company adopts this accounting standard, but the alterations in this standard, since they are not effective for the year ended, were not adopted;

➢
IAS 8 – Accounting policies, changes in accounting estimates and errors and IAS 1 – Presentation of financial statements – the Company adopts these accounting standards for the fiscal year ended December 31, 2019, but the alterations in these standards, since they are not effective for the year ended, were not adopted; and

➢	Alterations in references to the conceptual structure in IFRS – the Company adopts the IFRS conceptual standard. However, since these alterations are not effective yet, they were not adopted.

New standards, amendments and interpretations of standards adopted for the first time for the period starting on January 1, 2019
3.28	New standards, amendments and interpretations of standards adopted for the first time for the period starting on January 1, 2019
IFRS 16 – Lease Operations
On January 1, 2019, the Company adopted IFRS 16, which sets out the principles for the recognition, measurement, presentation and disclosure of leases. IFRS 16 introduces a single lease model, replacing the concept of classifying leases as operating and finance leases. Once a lease agreement is identified, a right-of-use
asset and a lease liability are recorded at the lease commencement date. The right-of-use
asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
The lease is present in an agreement if it includes both the following conditions:

➢
An identifiable asset explicitly or implicitly specified. In this case, the supplier does not have the practice of replacing the asset, or such replacement would not bring any economic benefit to the supplier.

➢
The right to control the use of the asset over the duration of the agreement. In this case, the Company must have the authority to take decisions on the use of the asset and the capacity to obtain substantially all economic benefits for the use of the asset.

IFRS 16 includes two practical expedients from recognition for tenants that were applied by the Company and its subsidiaries upon the fist-time adoption at January 1, 2019: leases of low-value
assets and short-term leases, i.e., lease terms of 12 months or less.
The Company and its subsidiaries opted for the simplified modified retrospective transition approach, without the restatement of comparison periods, adopting the following criteria for first-time recognition and measurement of assets and liabilities:

➢
Recognition of lease liabilities on the first-time adoption date for leases previously classified as operating leases. Lease liabilities were measured at present value of the remaining lease payments, discounted based on the incremental interest rates on loans, grouped by nature of the asset, region and contractual period; and

➢
Recognition of
right-of-use
assets on the first-time adoption date for leases previously classified as operating leases. The right-of-use
asset is measured at the equivalent amount of the lease liability, adjusted by the value of any early or accrued lease payments related to the lease that has been recognized in the balance sheet immediately before the first-time adoption date.

The following charts show the impacts of first-time adoption of IFRS 16 on the financial statements as of January 1, 2019.
Right-of-use
assets on January 1, 2019

Right of use the asset (classified as operating leasing as of December 31, 2018)	1,902,545
PIS and COFINS on lease agreements	47,194

(=) Total initial adoption	1,949,739
(+) Fair value adjustment of lease agreements identified in the business combination carried out in the acquisition of The Body Shop, as note 21)	(25,843)
(=) Total initial adoption of the right-of-use asset (Note 16)	1,923,896
Transfer of fixed assets recognized through financial leasing	481,235
Intangible asset transfer (fair value recognized in business combination + key money)	150,374

(=) Total transfer	631,609

Right-of-use assets on January 1, 2019	2,555,505

Lease liabilities on January 1, 2019

Present value of leases agreements classified as operational as of December 31, 2018	1,965,655
PIS and COFINS on lease agreements	47,194
Recognition practical expedients:
(-) Short-term lease and low-value assets	(63,110)

(=) Total initial adoption	1,949,739

(+) Lease classified and recognized as finance lease as of December 31, 2018.	411,373

Lease liabilities on January 1, 2019	2,361,112

The Company evaluated whether there were indicators of impairment in its right-of-use
assets at the transition date and there were no indicators of impairment.
All movements during the year ended 2019 related to IFRS 16 is presented in the note 16.
The following interpretation of standard was also adopted for the first-time starting January 1, 2019; however, it did not have significant effects on Company’s financial statements:
IFRIC 23 - Uncertainty over Income Tax Treatments
This interpretation clarifies how to apply the recognition and measurement requirements in IAS 12 – Income Taxes, when there is uncertainty over income tax treatment. In such a circumstance, an entity shall recognize and measure its current or deferred tax assets or liabilities, applying the requirements of IAS 12 based on taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, determined applying this interpretation.